UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-22904

Evanston Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

1560 Sherman Avenue, Suite 960

Evanston, Illinois 60201

(Address of principal executive offices) (Zip code)

Scott Zimmerman

1560 Sherman Avenue, Suite 960

Evanston, Illinois 60201

(Name and address of agent for service)

Copies of Communications to: Michael S. Caccese Clair E. Pagnano K&L Gates LLP 1 Lincoln Street Boston, Massachusetts 02111 (617) 261-3100

Registrant’s telephone number, including area code: (847) 328-4961

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Evanston Alternative Opportunities Fund

Financial Statements

As of and for the six month period ended September 30, 2016 (Unaudited)

Evanston Alternative Opportunities Fund

Financial Statements

(Unaudited)

For the six month period ended September 30, 2016

Evanston Alternative Opportunities Fund

Statement of Assets and Liabilities

(Unaudited)

September 30, 2016

Assets

Cash	$507,765
Investments in Portfolio Funds, at fair value (cost $47,967,306)	50,201,582
Prepaid investment in Portfolio Funds	2,400,000
Receivable from investments in Portfolio Funds	1,986,481
Due from Adviser	112,414
Other assets	37,676

Total assets	55,245,918

Liabilities

Capital subscriptions received in advance	2,174,665
Payable to redeeming shareholders	221,262
Management fees payable	154,779
Accounts payable and accrued liabilities	126,634
Trustees fees payable	45,000

Total liabilities	2,722,340

Net assets	$52,523,578

Net assets comprised of:
Paid in capital	$53,432,536
Accumulated net investment loss	(2,314,056)
Accumulated net realized loss	(829,178)
Accumulated net unrealized appreciation on investments	2,234,276

Net assets	$52,523,578

Net assets for Class I Shares	$52,209,761

Net assets for Class A Shares	$313,817

Net asset value per share (unlimited Shares authorized; 5,405,458.826 Class I Shares issued and outstanding)	$9.66

Net asset value per share (unlimited Shares authorized; 32,632.770 Class A Shares issued and outstanding)	$9.62

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

September 30, 2016

Investments in Portfolio Funds***	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**
Event Driven(a)
Ionic Event Driven Fund Ltd.	7/1/2014	$325,016	$289,444	0.55%	Quarterly
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	4,050,000	4,266,324	8.12	Annually

Total Event Driven		4,375,016	4,555,768	8.67

Global Asset Allocation(b)
Element Capital Feeder Fund Limited	11/1/2014	2,825,000	3,372,614	6.42	Quarterly
Rokos Global Macro Fund Limited	11/1/2015	1,700,000	1,811,165	3.45	Monthly

Total Global Asset Allocation		4,525,000	5,183,779	9.87

Long-Short(c)
Kintbury Equity Fund Limited	7/1/2016	1,800,000	1,757,620	3.35	Quarterly
Long Pond Offshore, Ltd.	6/1/2015	2,050,000	2,170,150	4.13	Quarterly
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	2,000,000	2,365,617	4.51	Quarterly
North Tide Capital Offshore, Ltd.	7/1/2014	1,950,458	1,716,273	3.27	Quarterly
Oxbow Fund (Offshore) Limited	9/1/2015	1,850,000	1,822,463	3.47	Quarterly
Pleiad Asia Offshore Feeder Fund	12/1/2014	1,750,000	1,879,653	3.58	Quarterly
Soroban Cayman Fund Ltd	7/1/2014	2,600,000	2,664,718	5.07	Quarterly
The Adelphi Europe Fund	7/1/2014	2,050,000	2,123,094	4.04	Quarterly
Wellington Management Investors (Bermuda), Ltd.*	7/1/2014	1,800,000	1,566,706	2.98	Semi-annually
Whale Rock Flagship Fund Ltd.	7/1/2014	2,000,000	2,506,288	4.77	Quarterly

Total Long-Short		19,850,458	20,572,582	39.17

Relative Value(d)
Iguazu Investors (Cayman), SPC	7/1/2014	1,950,000	2,177,500	4.15	Quarterly
Ionic Volatility Arbitrage Fund II Ltd.	7/1/2015	2,134,409	2,048,680	3.90	Monthly
Palmetto Fund, Ltd.*	7/1/2014	2,461	365	0.00	N/A****
Pine River Fixed Income Fund Ltd.	7/1/2014	232,728	211,799	0.40	N/A****
Seer Capital Partners Offshore Fund Ltd.	7/1/2014	1,140,778	1,118,841	2.13	Quarterly
Triton Fund, Ltd.*	7/1/2014	1,835,000	1,983,688	3.78	Quarterly

Total Relative Value		7,295,376	7,540,873	14.36

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

September 30, 2016

Investments in Portfolio Funds*** (continued)	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**
Multi-Discipline(e)
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	$3,600,000	$3,637,499	6.93%	Annually
Corvex Offshore II Ltd.	7/1/2014	921,456	838,452	1.60	Quarterly
Greywolf Capital Overseas Fund	10/1/2014	400,000	312,619	0.59	Quarterly
Sachem Head Offshore Ltd.	7/1/2014	2,450,000	2,799,590	5.33	Quarterly
Senator Global Opportunity Offshore Fund II Ltd	7/1/2014	3,050,000	3,125,782	5.95	Quarterly
Zebedee Focus Fund Limited	7/1/2014	1,500,000	1,634,638	3.11	Monthly

Total Multi-Discipline		11,921,456	12,348,580	23.51

Total investments in Portfolio Funds		$47,967,306	50,201,582	95.58

Remaining assets less liabilities			2,321,996	4.42

Net assets			$52,523,578	100.00%

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

September 30, 2016

Investments by Strategy (as a percentage of total investments)

Event Driven	9.07%
Global Asset Allocation	10.33
Long-Short	40.98
Relative Value	15.02
Multi-Discipline	24.60

Total	100.00%

*	These Portfolio Funds are domiciled in Bermuda. All other Portfolio Funds are domiciled in the Cayman Islands.

**

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 15 to 90 days. If applicable, the lock up period is 12 months.

***	Investments in Portfolio Funds are non-income producing.

****	This Portfolio Fund is not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of the Portfolio Fund.

(a)

Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)

Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global macro strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)

Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)

Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long- term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Operations

(Unaudited)

For the six month period ended September 30, 2016

Investment income
Interest income	$209

Expenses
Management fees	291,993
Professional fees	116,532
Administration and custody fees	97,498
Trustees fees	45,000
Distribution and Service Fee – Class A Shares	1,159
Other expenses	71,563

Total expenses	623,745

Less: expenses reimbursed by Adviser (Note 5)	(209,017)

Net expenses	414,728

Net investment loss	(414,519)

Realized and unrealized gain (loss) on investments in Portfolio Funds
Net realized loss on investments in Portfolio Funds	(452,270)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	2,908,099

Net realized and unrealized gain on investments in Portfolio Funds	2,455,829

Net increase in net assets resulting from operations	$2,041,310

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six month period ended September 30, 2016 (Unaudited)	For the year ended March 31, 2016
Net increase (decrease) in net assets resulting from operations
Net investment loss	$(414,519)	$(588,195)
Net realized loss on investments in Portfolio Funds	(452,270)	(291,744)
Net change in unrealized appreciation / depreciation on investments in Portfolio Funds	2,908,099	(1,854,271)

Net increase (decrease) in net assets resulting from operations	2,041,310	(2,734,210)

Shareholders’ transactions
Capital subscriptions (1,138,838.827 and 1,018,703.768 Class I shares, respectively)	10,669,300	9,980,667
Capital subscriptions (5,401.435 and 27,231.335 Class A shares, respectively)	50,000	250,000
Reinvestment of distributions (0.000 and 90,486.145 Class I shares, respectively)	–	876,639
Distributions to Class I shareholders from investment income - net	–	(876,639)
Tender offers (22,908.010 and 146,225.605 Class I shares, respectively)	(221,262)	(1,432,195)

Net increase in net assets resulting from shareholders’ transactions (1,115,930.817 and 962,964.308 Class I shares, respectively and 5,401.435 and 27,231.335 Class A shares, respectively)	10,498,038	8,798,472

Change in net assets	12,539,348	6,064,262

Net assets, beginning of period/year	39,984,230	33,919,968

Net assets, end of period/year	$52,523,578	$39,984,230

Accumulated net investment loss, end of period/year	$(2,314,056)	$(1,899,537)

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Cash Flows

(Unaudited)

For the six month period ended September 30, 2016

Operating activities
Net increase in net assets resulting from operations	$2,041,310
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Investments in Portfolio Funds	(13,150,000)
Withdrawals from Portfolio Funds	2,264,498
Investments in short-term investments	(2,550,000)
Withdrawals from short-term investments	2,550,000
Net realized loss on investments in Portfolio Funds	452,270
Net changed in unrealized appreciation/depreciation on investments in Portfolio Funds	(2,908,099)
Decrease in due from Adviser	342,871
Increase in other assets	(19,483)
Decrease in management fees payable	(252,864)
Decrease in accounts payable and accrued liabilities	(41,717)

Net cash used in operating activities	(11,271,214)

Financing activities
Capital subscriptions	11,723,965
Capital redemptions	(123,220)

Net cash provided by financing activities	11,600,745

Net change in cash	329,531
Cash, beginning of period	178,234

Cash, end of period	$507,765

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

1.  Organization

Evanston Alternative Opportunities Fund (the “Fund”) was formed on October 16, 2013, as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company and commenced operations on July 1, 2014. The Fund’s investment objective is to seek attractive long-term risk adjusted returns. The Fund is a “fund of funds” formed to invest substantially all of its assets in investment vehicles often referred to as hedge funds (“Portfolio Funds”) that are managed by independent investment managers (“Portfolio Fund Managers”).

Evanston Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the Fund’s investment adviser and is responsible for the day-to-day management of the Fund and for investing the Fund’s assets in various Portfolio Funds, subject to policies adopted by the Board of Trustees of the Fund (the “Board”). The Board provides broad oversight over the operations and affairs of the Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.  Significant Accounting Policies

Basis of Accounting — The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 – Financial Services – Investment Companies.

Income Recognition and Expenses — All investment transactions are recorded on the trade date. Realized gains and losses on investments in Portfolio Funds are determined using the average cost method. Interest income is recognized on an accrual basis. Expenses are recognized on an accrual basis.

Use of Estimates — The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Taxes — The Fund is classified as a corporation for federal income tax purposes and qualifies to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund intends to distribute to its Shareholders all of its distributable net investment income and net realized gains on investments in Portfolio Funds. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these financial statements.

FASB ASC Topic 740 — Income Taxes, provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than- not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more- likely-than-not criterion based on the largest benefit that is more than 50 percent likely to be realized. The Fund has not taken any tax positions that do not meet the more-likely-than-not threshold. Therefore no

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

2.  Significant Accounting Policies (continued)

additional tax expense, including any interest or penalties, was recorded for the six month period ended September 30, 2016. To the extent the Fund is required to record interest and penalties, they would be included in interest expense and other expenses, respectively, in the Statement of Operations.

All tax years remain subject to examination by the Internal Revenue Service and taxes associated with state and foreign jurisdictions remain subject to examination based on varying statutes of limitations.

As of September 30, 2016, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$49,554,578

Gross unrealized appreciation	$3,108,320
Gross unrealized depreciation	(2,461,316)

Gross unrealized appreciation/(depreciation) on investments	$647,004

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of distributable earnings as of October 31, 2015, the Fund’s last tax year, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years. The capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforward subject to expiration that is described above. The capital loss carryforward will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to Shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax:

Undistributed Ordinary Income	Capital Loss Carryforward*	Net Unrealized Appreciation/ (Depreciation)
$ 876,639	$ (262,259)	$ (931,193)

*Short term $(171,912) Long term $(90,347)

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below as of October 31, 2015, the Fund’s tax year end, between accumulated net investment loss, accumulated net realized loss from investments in Portfolio Funds and paid in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2016. Such permanent reclassifications are attributable to reclassification of the Fund’s characterization of distributions. Net assets and NAV per Share were not affected by these reclassifications.

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid in Capital
$ 136,887	$ -	$ 136,887

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

2.  Significant Accounting Policies (continued)

Dividend Reinvestment Plan — Pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”), each Shareholder will automatically be a participant under the DRP and all dividend, income, and capital gains distributions will automatically be reinvested in the Fund. Shareholders who affirmatively choose not to participate in the DRP will receive any dividend, income, and capital gains distributions in cash.

Distribution of Income and Gains — The Fund declares and distributes dividends from net investment income and net realized gains, if any, on an annual basis. The tax character of distributions paid during the fiscal year ended March 31, 2016 was as follows:

Ordinary income	$876,639

There were no distributions paid during the six month period ended September 30, 2016.

Net Asset Value Determination — The net asset value (“NAV”) of the Fund is determined as of the close of business on the last day of each month in accordance with the valuation principles, or as determined from time to time in accordance with policies established by the Board.

Investments in Portfolio Funds — The Fund values investments in Portfolio Funds at fair value in good faith, generally at the Fund’s pro rata interest in the net assets of these entities. Investments held by these Portfolio Funds are valued at prices that approximate fair value. The fair value of certain of the investments held by these Portfolio Funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the Portfolio Fund Managers of the respective Portfolio Funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly by these Portfolio Funds. Gain (loss) on investments in Portfolio Funds is net of all fees and allocations payable to the Portfolio Fund Managers of the Portfolio Funds.

Investments in Short-Term Investments — Short-term investments are investments in money market funds, which approximates fair value.

Capital Subscriptions Received in Advance — Capital subscriptions received in advance represent cash receipts from shareholders received on or prior to September 30, 2016 for which shares were issued on October 1, 2016.

3.  Investments by the Fund

The Fund has the ability to liquidate its investments periodically depending on the provisions of the respective Portfolio Fund’s governing documents. The Portfolio Fund Managers of the Portfolio Funds may, in accordance with such Portfolio Funds’ governing documents, suspend redemptions, pay redemption proceeds in-kind or invoke a fund-level “gate” provision. As of September 30, 2016, the Adviser estimates that 0.40% of the Fund’s NAV was subject to these liquidity restrictions.

Portfolio Fund Managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value of the Fund’s investment. These fees are deducted directly from the Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. During the six month period ended September 30, 2016, the fees for these services range from 1.0% to 2.5% per annum for management fees and 15% to 35% for incentive fees or allocations. In certain cases, the incentive fees or allocations may be subject to a hurdle rate.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

3.  Investments by the Fund (continued)

Based on the information the Adviser typically receives from the Fund’s Portfolio Funds, the Fund is unable to determine on a look-through basis if any investments, on an aggregate basis, held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

The Fund has no unfunded capital commitments to Portfolio Funds as of September 30, 2016.

4.  Share Capital

The Fund offered Class I shares of beneficial interests to investors at an initial price of $10.00 per Share. As of June 1, 2015, the Fund offers two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares” and together with the Class A Shares, the “Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. All Shares issued prior to June 1, 2015 have been designated as Class I Shares in terms of rights accorded and expenses borne. Foreside Fund Services, LLC (the “Distributor”) acts as the distributor of the Shares, on a best efforts basis, subject to various conditions. Shares of the Fund may be purchased from the Fund or through advisers, brokers, and dealers that have entered into selling agreements with the Distributor. Shares are offered and may be purchased on a monthly basis.

The Shares are sold at the current NAV per Share as of the date on which the purchase is accepted. Each investor will be required to represent that they are acquiring Shares directly or indirectly for the account of an eligible investor, which includes any accredited investor as defined in Regulation D under the Securities Act of 1933, as amended. The minimum initial investment in the Fund is $50,000, and the minimum additional investment in the Fund is $10,000. The Fund may accept investments for a lesser amount under certain circumstances, as determined by the Adviser. Certain selling brokers or dealers and financial advisors may impose higher minimum investment levels, or other requirements. Class A Shares may be subject to a sales load of up to 3%. Such a sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the Fund. The sales load may be waived for institutional investors, employees of the Adviser, the Distributor or a financial intermediary and their affiliates and members of their immediate families, and such other persons at the discretion of the Adviser.

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to repurchase any or all of their Shares. At the discretion of the Board, the Fund intends to provide a limited degree of liquidity to Shareholders by conducting repurchase offers generally quarterly. In determining whether the Fund should repurchase Shares from Shareholders pursuant to written tenders, the Board will consider a variety of factors. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV per Share as determined as of approximately March 31, June 30, September 30, and December 31, of each year, as applicable (each, a “Valuation Date”). The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than twenty (20) business days after the commencement date of the repurchase offer and at least ten (10) business days from the date that notice of an increase or decrease in the percentage of the securities being sought or consideration offered is first published, sent, or given to Shareholders. The Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5-25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

4.  Share Capital (continued)

have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer.

If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year then such repurchase will be subject to a 3.00% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those Shares held longest first.

In connection with the Class A Shares of the Fund, the Fund pays the Distributor or a designee a distribution and service fee equal to 0.75% per annum of the aggregate value of the Fund’s Class A Shares outstanding, determined as of the last calendar day of each month (prior to any repurchases of Class A Shares and prior to the Management Fee being calculated) (“Distribution and Service Fee”). The Distribution and Service Fee is payable quarterly.

5.  Management Fee and Related Party Transactions

In consideration of the management services the Adviser provides to the Fund, the Fund pays the Adviser a quarterly fee (the “Management Fee”) computed at an annual rate of 1.20% of the aggregate value of its outstanding Shares determined as of the last calendar day of each month and payable quarterly (before any repurchases of Shares and prior to the Management Fee being calculated). Up to and including June 30, 2015, the Adviser contractually agreed to waive a portion of the Management Fee (the “Management Fee Waiver”) through the first anniversary of the Fund’s commencement of operations such that the Management Fee equaled 0.90% per annum of the aggregate value of the Fund’s outstanding Shares determined as of the last calendar day of each month (before any repurchases of Shares and prior to the Management Fee being calculated). Thereafter, the Management Fee is charged at an annual rate of 1.20%.

Up to and including July 31, 2017, the Adviser contractually agreed to limit the total annualized operating expenses of the Fund (exclusive of any borrowing and investment-related costs and fees, taxes, extraordinary expenses, and the fees and expenses associated with the underlying Portfolio Funds) to 1.70% with respect to the Class I Shares and 2.45% with respect to the Class A Shares (due to Distribution and Service Fee). Thereafter, the Expense Limitation Agreement shall automatically renew for one-year terms and may be terminated by the Adviser or the Fund upon thirty (30) days’ prior written notice to the other party. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its Management Fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rate of 1.70% with respect to the Class I Shares or 2.45% with respect to the Class A Shares. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. For the six month period ended September 30, 2016, operating expenses reimbursed by the Adviser were $209,017, but are subject to recapture.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

5.  Management Fee and Related Party Transactions (continued)

As of September 30, 2016, the amount subject to potential future recapture by the Adviser is $1,160,937. Such potential future recaptures will expire as follows:

Subject to expiration in the year ended:	Amount

March 31, 2018	$496,635
March 31, 2019	455,285
March 31, 2020	209,017

$1,160,937

Of the $209,017 reimbursed by the Adviser for the six month period ended September 30, 2016, $112,414 is a receivable from the Adviser as of September 30, 2016.

Compensation to the Trustees of the Fund during the six month period ended September 30, 2016 was $45,000. No fees were paid by the Fund to the Interested Trustee or Officers. As of September 30, 2016, the Adviser and affiliates/employees of the Adviser held Shares in the Fund that comprise 41% of total net assets.

6.  Administrative Services and Custody Agreements

BNY Mellon Investment Servicing (US) Inc. provides certain administrative services to the Fund.

The Bank of New York Mellon (the “Custodian”) serves as the Fund’s custodian and maintains custody of the Fund’s assets which are registered in the name of the Custodian (or its nominees), which includes all Portfolio Funds and cash.

7.  Securities Transactions

Aggregate purchases and proceeds from sales of Portfolio Funds for the six month period ended September 30, 2016 amounted to $12,550,000 and $3,153,253, respectively. At September 30, 2016, gross unrealized appreciation on investments was $3,108,320 and gross unrealized depreciation was $874,044, resulting in net unrealized appreciation of $2,234,276.

8.  Fair Value Measurement

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments in Portfolio Funds valued at NAV are not required to be included in the fair value hierarchy. As such investments in Portfolio Funds with a fair value of $50,201,582 are excluded from the fair value hierarchy as of September 30, 2016.

During the six month period ended September 30, 2016, the Fund held no investments other than Portfolio Funds valued at NAV.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

9.  Derivative Financial Instruments and Concentrations of Credit Risk

For the six month period ended September 30, 2016, the Fund had no direct commitments to purchase or sell securities, financial instruments, or commodities relating to derivative financial instruments. The Fund may have indirect commitments that arise through positions held by Portfolio Funds in which the Fund invests. However, as a shareholder in these Portfolio Funds, the Fund’s risk is limited to the current value of its investment, which is reflected in the Statement of Assets and Liabilities and the Schedule of Investments.

The Adviser has no knowledge of any financial institution, brokerage firm, or other trading counterparty with which the Fund had a concentration of direct credit risk relating to any direct trading activity for the six month period ended September 30, 2016.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

10.  Financial Highlights

Class I

	For the six month period ended September 30, 2016 (Unaudited)	For the year ended March 31, 2016	For the period July 1, 2014 (commencement of operations) through March 31, 2015

Net asset value per share, beginning of period/year	$9.26	$10.20	$10.00

Net income (loss) from investment operations*:
Net investment loss	(0.08)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	0.48	(0.54)	0.35

Total from investment operations	0.40	(0.70)	0.25
Distributions paid from:
Net investment income	0.00	(0.24)	(0.05)

Net asset value per share, end of period/year	$9.66	$9.26	$10.20

Total return**	4.32%	(7.03%)	2.50%

Ratios/Supplemental Data:

Net assets, end of period/year (in 000s)	$52,210	$39,732	$33,920

Portfolio turnover	6.82%	20.56%	9.04%
Ratio of expenses to average net assets before expense waiver and reimbursement***	2.54%	2.94%	4.05%
Ratio of expenses to average net assets after expense waiver and reimbursement***	1.70%	1.62%	1.40%
Ratio of net investment income to average net assets***	(1.70%)	(1.62%)	(1.40%)

*	Per share data of income (loss) from investment operations is computed using the total of monthly income and expense divided by average beginning of month shares.
**	The total return is not annualized for periods less than one year.
***

The ratios of expenses and net investment loss to average net assets do not include the impact of expenses and incentive fees or allocations related to the Portfolio Funds. The ratios are annualized for a period less than one year.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

10.  Financial Highlights (continued)

Class A

	For the six month period ended September 30, 2016 (Unaudited)	For the period March 1, 2016 through March 31, 2016

Net asset value per share, beginning of period	$9.26	$9.18

Net income (loss) from investment operations*:
Net investment (loss)	(0.12)	(0.01)
Net realized and unrealized gain on investments	0.48	0.09

Total from investment operations	0.36	0.08

Net asset value per share, end of period	$9.62	$9.26

Total return**	3.89%	0.87%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$314	$252

Portfolio turnover	6.82%	20.56%
Ratio of expenses to average net assets before expense waiver and reimbursement***	9.81%	9.53%
Ratio of expenses to average net assets after expense waiver and reimbursement***	2.45%	2.45%
Ratio of net investment income to average net assets***	(2.45%)	(2.45%)

*	Per share data of income (loss) from investment operations is computed using the total of monthly income and expense divided by average beginning of month shares.
**	The total return is not annualized and does not reflect the impact of any sales load paid by a Shareholder.
***

The ratios of expenses and net investment loss to average net assets do not include the impact of expenses and incentive fees or allocations related to the Portfolio Funds or the impact of any sales load paid by a Shareholder. The ratios are annualized for a period less than one year.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2016

11.  Subsequent events

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and noted that no subsequent events needed to be recorded or disclosed, other than listed below.

On November 2, 2016, the amount due from Adviser was settled.

Subsequent to September 30, 2016, and through the date the financial statements were issued, the Fund received $8,725,500 in capital subscription requests, of which $2,174,665 is reflected as capital subscriptions received in advance on the Statement of Assets and Liabilities at September 30, 2016.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Trustees’ and Officers’ Biographical Data

The identity of, and brief biographical information regarding, each Independent Trustee is set forth below. The business address of each Trustee is care of Evanston Capital Management, LLC, 1560 Sherman Avenue, Suite 960, Evanston, Illinois 60201.

		INDEPENDENT TRUSTEES***
Name and Age	Position(s) with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During the Last Five Years
Robert Moyer Age: 69	Trustee since February 2014	Retired. Formerly President and Chief Executive Officer of Driehaus Capital Management, Inc. (an investment adviser) and Driehaus Securities Corporation (a mutual fund distributor).	1	Ox-Bow School of Art (since 2006); Windy City Habitat for Humanity (since 2006)
John Rowsell Age: 58	Trustee since February 2014	Partner, Canyon Road Capital (Feb. 2012-present); Managing Director, Man Group Plc (June 2001-Feb. 2012)	1

Nephila Capital Ltd. (until Nov. 2011); GLG Inc. (Oct. 2010- Dec. 2011); Man Long Short Fund (2010-2012); Man Glenwood Lexington (2003- 2011); Teach For America - Chicago (2008-present); Virginia Tech Foundation (2011-present).

Ingrid Stafford Age: 63	Trustee since February 2014	Vice President for Financial Operations and Treasurer, Northwestern University (2014- Present), Associate Vice President for Financial Operations and Treasurer, Northwestern University (2006- 2014)	1	Wintrust, Inc. (1998-present); North Shore Community Bank (1994-present).

* “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Trustees’ and Officers’ Biographical Data (continued)

INTERESTED TRUSTEE** AND OFFICERS***
Name and Age	Position(s) with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During the Last Five Years
Kenneth A. Meister ** Age: 48	Trustee since 2014, President and Principal Executive Officer since 2013	President (since January 2013) and Chief Operating Officer of Evanston Capital Management, LLC	1	N/A
Ryan Cahill Age: 47	Treasurer and Principal Financial Officer since 2013	Chief Financial Officer of Evanston Capital Management, LLC	N/A	N/A
Scott Zimmerman Age: 40	Secretary and Chief Legal Officer since 2013	General Counsel of Evanston Capital Management, LLC	N/A	N/A
Melanie Lorenzo Age: 37	Chief Compliance Officer since 2013	Associate General Counsel and Chief Compliance Officer of Evanston Capital Management, LLC	N/A	N/A

* “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

** An Interested Trustee is a Trustee of the Fund who is an “interested person” as defined by the 1940 Act.

*** Additional information about the Trustee and Officers is available in the Fund’s Statement of Additional Information, which can be obtained upon request and without charge by writing to the Fund at Evanston Alternative Opportunities Fund, c/o BNY Mellon Investment Servicing (US) Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, by calling the Fund at 1-877-356-6316, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Additional Information

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures and the Fund’s portfolio securities voting record during the prior twelve month period ending June 30 of each year is available without charge, upon request, by calling the Fund at 1-877-356-6316 and on the SEC web site at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC- 0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment              Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Evanston Alternative Opportunities Fund

By (Signature and Title)*	/s/ Kenneth A. Meister

Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date	11/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kenneth A. Meister

Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date	11/30/2016

By (Signature and Title)*	/s/ Ryan Cahill

Ryan Cahill, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11/30/2016

*	Print the name and title of each signing officer under his or her signature.